Other current and non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other current and non-current liabilities
Employeerelated payables	€ 2,604	€ 1,869	€ 1,866
Accrued payroll and other employeerelated taxes	1,741	1,540	1,340
VAT payables	3,798	3,569	2,128
Other accrued taxes and employeerelated expenses	126	164	140
Other miscellaneous payables	331	23	12
Other current liabilities	€ 8,600	€ 7,165	€ 5,485